Additional disclosures to financial instruments - Loans (Details) € in Thousands				1 Months Ended					12 Months Ended
	Nov. 01, 2018 shares	Dec. 22, 2017 EUR (€) shares	Nov. 09, 2017 EUR (€) tranche	Jul. 31, 2021 shares	Feb. 28, 2021 shares	Jan. 31, 2021 shares	Jun. 30, 2020 EUR (€) shares	Apr. 30, 2019 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) item	Dec. 31, 2021 EUR (€)	May 29, 2020	Mar. 31, 2020 EUR (€)	Dec. 31, 2016 EUR (€)	Feb. 29, 2016 EUR (€)
Additional disclosures to financial instruments
Face value									€ 22,944		€ 22,944
Carrying amount									23,142		24,070
Proceeds from issuance of long-term debt									5,000	€ 529
Restricted cash
Additional disclosures to financial instruments
Assets as collateral to bank									0		2,342
Bond funds (restricted)
Additional disclosures to financial instruments
Assets as collateral to bank									2,000		0
Property
Additional disclosures to financial instruments
Assets as collateral to bank									15,000		15,000
Production equipment
Additional disclosures to financial instruments
Assets as collateral to bank									1,104		569
Kreissparkasse Augsburg, Germany
Additional disclosures to financial instruments
Number of 3D printers serving as collateral | item										3
Kreissparkasse Augsburg, Germany | Restricted cash
Additional disclosures to financial instruments
Assets as collateral to bank											€ 2,000
Kreissparkasse Augsburg, Germany | Bond funds (restricted)
Additional disclosures to financial instruments
Assets as collateral to bank										€ 2,000
Secured Bank Loan, 2.47%
Additional disclosures to financial instruments
Nominal interest rate											2.47%				2.47%
Face value									2,000		€ 2,000				€ 2,000
Carrying amount									1,695		€ 1,616
Secured Bank Loan, 2.72%
Additional disclosures to financial instruments
Nominal interest rate											2.72%				2.72%
Face value									1,000		€ 1,000				€ 1,000
Carrying amount									848		€ 809
Secured Bank Loan, 1.75%
Additional disclosures to financial instruments
Nominal interest rate											1.75%				1.75%
Face value									1,000		€ 1,000				€ 1,000
Carrying amount									887		€ 823
Secured Bank Loan, 2.42%
Additional disclosures to financial instruments
Nominal interest rate											2.42%			2.42%
Face value									500		€ 500			€ 500
Carrying amount									429		€ 409
Secured Bank Loan, 2.73%
Additional disclosures to financial instruments
Nominal interest rate											2.73%			2.73%
Face value									500		€ 500			€ 500
Carrying amount									472		€ 411
Secured Bank Loan, 2.49%
Additional disclosures to financial instruments
Nominal interest rate								2.49%			2.49%
Face value								€ 500	500		€ 500
Carrying amount									332		€ 233
Number of 3D printers serving as collateral | item								2
Maturity term								5 years
Secured Bank Loan, 2.29%
Additional disclosures to financial instruments
Nominal interest rate											2.29%
Face value									700		€ 700
Carrying amount									110
Secured Bank Loan, 2.35%
Additional disclosures to financial instruments
Nominal interest rate											2.35%
Face value									1,000		€ 1,000
Carrying amount									70
Secured Bank Loan, 2.48%
Additional disclosures to financial instruments
Nominal interest rate											2.48%
Face value									675		€ 675
Carrying amount									238		€ 96
Unsecured Bank Loan, 3.92%
Additional disclosures to financial instruments
Nominal interest rate											3.92%
Face value									29		€ 29
Carrying amount									24		€ 19
Unsecured Bank Loan, 2.90%
Additional disclosures to financial instruments
Nominal interest rate											2.90%
Face value									40		€ 40
Carrying amount									10		€ 2
Secured Bank Loan, 0.00%
Additional disclosures to financial instruments
Nominal interest rate											0.00%
Face value									10,000		€ 10,000
Carrying amount									12,549		€ 13,528
Secured Bank Loan, 12.00%
Additional disclosures to financial instruments
Nominal interest rate											12.00%
Face value									5,000		€ 5,000
Carrying amount									€ 5,478		€ 6,124
European Investment Bank
Additional disclosures to financial instruments
Assets as collateral to bank													€ 10,000
Maximum borrowing capacity			€ 25,000
Number of tranches | tranche			3
Maximum borrowing to total research and development and manufacturing capital expenditures (as a percent)			50.00%
Current debt										€ 10,000
European Investment Bank | PIK interest rate
Additional disclosures to financial instruments
Nominal interest rate												5.00%
European Investment Bank | Fixed interest rate
Additional disclosures to financial instruments
Nominal interest rate												7.00%
EIB-Tranche A
Additional disclosures to financial instruments
Nominal interest rate			0.00%
Proceeds from issuance of long-term debt		€ 10,000
Maturity term		5 years
Maximum borrowing capacity			€ 10,000
Increase in shares issued (in shares) | shares	254,527	195,790		369,828	310,558	310,558
Expiration term		10 years
EIB-Tranche B
Additional disclosures to financial instruments
Nominal interest rate			7.00%
Face value							€ 5,000
Proceeds from issuance of long-term debt							€ 5,000
Maturity term							5 years
Maximum borrowing capacity			€ 8,000
Increase in shares issued (in shares) | shares				588,361	494,068	494,068
Consideration in cash equal to the market value of shares (in shares) | shares							404,928
Expiration term							10 years
EIB-Tranche three
Additional disclosures to financial instruments
Nominal interest rate			3.00%
Maximum borrowing capacity			€ 7,000